Liquidity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liquidity (Details) [Line Items]
Net loss from continuing operations	$ (854,606)	$ (2,557,110)	$ (3,389,942)
Operating activities from continuing operations	(7,461,511)	(1,074,579)	$ (1,564,728)
Cash balance	4,932,048	6,911,592
Working capital	48,670,165
Restricted cash in banks	25,875,556	15,233,933
Accounts receivable	6,939,352	$ 3,727,017
Loans receivable from third parties	17,670,652
Other receivables	3,545,753
Operating expenses	3,800,000
Financial guarantee and consulting services	5,500,000
Parent [Member]
Liquidity (Details) [Line Items]
Net loss from continuing operations	900,000
Operating activities from continuing operations	$ 7,500,000